Shareholder Fees - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO	Sep. 28, 2024 USD ($)
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none